CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2016		$ 1,985	$ 17,270	$ 1,815	$ 695	$ (15,131)	$ 6,634
Balance, shares at Dec. 31, 2016	[1]	2,028,552
Comprehensive income (loss):
Foreign currency translation adjustments				600			600
Net Income (loss)						(3,775)	(3,775)
Balance at Dec. 31, 2017		$ 1,985	17,270	2,415	695	(18,906)	3,459
Balance, shares at Dec. 31, 2017	[1]	2,028,552
Stock-based compensation					56		56
Transaction with controlling shareholder					49		49
Comprehensive income (loss):
Foreign currency translation adjustments				(75)			(75)
Net Income (loss)						(2,607)	(2,607)
Balance at Dec. 31, 2018		$ 1,985	17,270	2,340	800	(21,513)	$ 882
Balance, shares at Dec. 31, 2018		2,028,552					2,028,552
Issuance of shares in rights offering, net		$ 1,979	1,313				$ 3,292
Issuance of Share capital in rights offering, net, shares		2,351,701
Stock-based compensation					141		141
Transaction with controlling shareholder					22		22
Comprehensive income (loss):
Foreign currency translation adjustments				139			139
Net Income (loss)						1,793	1,793
Balance at Dec. 31, 2019		$ 3,964	$ 18,583	$ 2,479	$ 963	$ (19,720)	$ 6,269
Balance, shares at Dec. 31, 2019		4,380,253					4,380,268

[1]	Adjusted to reflect reverse split of shares.